MINERAL PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTY, PLANT, AND EQUIPMENT [Text Block]

5. MINERAL PROPERTY, PLANT, AND EQUIPMENT

	Property, plant and equipment	Construction in progress	Mineral property(1)	Exploration and evaluation assets	Total
Cost
At December 31, 2020	$4,181	$28,768	$4,312	$2,488	$39,749
Additions	9,553	60,598	57,973	-	128,124
Transfers	5,083	(5,083)	-	-	-
At December 31, 2021	18,817	84,283	62,285	2,488	167,873
Additions	22,458	2,257	58,006	-	82,721
Transfers	83,179	(83,179)	-	-	-
Transfers to inventories (note 4)	-	-	(13,655)	-	(13,655)
At December 31, 2022	$124,454	$3,361	$106,636	$2,488	$236,939

Accumulated depreciation and depletion
At December 31, 2020	$(740)	$-	$-	$-	$(740)
Depreciation and depletion for the year(2)	(1,447)	-	-	-	(1,447)
At December 31, 2021	(2,187)	-	-	-	(2,187)
Depreciation and depletion for the year(2)	(5,118)	-	(1,536)	-	(6,654)
At December 31, 2022	$(7,305)	$-	$(1,536)	$-	$(8,841)

Carrying amounts
At December 31, 2021	$16,630	$84,283	$62,285	$2,488	$165,686
At December 31, 2022	$117,149	$3,361	$105,100	$2,488	$228,098

(1)  Mineral property relates to the producing Las Chispas Mine.

(2) A portion of depreciation is expensed in the consolidated statement of income (loss) and comprehensive income (loss), including $1,856 (2021 - $Nil) recorded to cost of sales during 2022, and the other portion is capitalized as either inventories or mineral property, plant, and equipment. On the declaration of commercial production, the Company began to record depletion which is capitalized to inventories on the consolidated statement of financial position and subsequently expensed as cost of sales in the consolidated statement of income (loss) and comprehensive income (loss).

At the end of May 2022, construction of the Las Chispas processing plant was completed which allowed the Company to start commissioning activities of the processing plant. Commissioning included the processing of stockpiled ore and the production of doré for sale.